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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number: _________

     This Amendment (Check only one): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RIT Capital Partners plc
Address:   27 St. James's Place
           London SW1A 1NR
           England

Form 13F File Number: 28-12645

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Dominic Williams
Title:   Compliance Officer
Phone:   (44) 20 7514 1937

Signature, Place, and Date of Signing:


/S/ Dominic Williams                    London, England   August 5, 2008
-------------------------------------
Dominic Williams

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
Form 13F Information Table Entry Total: 28
Form 13F Information Table Value Total: $199,262
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name

01    28-12644               J. Rothschild Capital Management Limited

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                           FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ----------------------
                                                                                                          VOTING AUTHORITY
                                                        VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ----------------------
NAME OF ISSUER               TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED  NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ -----
AGNICO EAGLE MINES LTD       COM            008474108   3,366     44,000 SH       SOLE                   44,000
AMERICAN WTR WKS CO INC NEW  COM            030420103  22,180  1,000,000 SH       SOLE                1,000,000
ANGLOGOLD ASHANTI LTD        SPONSORED ADR  035128206   2,036     60,000 SH       SOLE                   60,000
ATP OIL & GAS CORP           COM            00208J108   4,263    108,000 SH       SOLE                  108,000
BARRICK GOLD CORP            COM            067901108   7,924    170,000 SH       SOLE
BLACKSTONE GROUP LP          COM UNIT LTD   09253U108   3,642    200,000 SH       SOLE                  200,000
CARRIZO OIL & CO INC         COM            144577103   3,949     58,000 SH       SOLE                   58,000
CHEROKEE INTL CORP           COM            164450108     908    513,147 SH       SOLE                  513,147
COMPANIA DE MINAS BUENAVENTU SPONSORED ADR  204448104   2,746     42,000 SH       SOLE                   42,000
COMPTON PETE CORP            COM            204940100  39,109  3,020,000 SH       SOLE                3,020,000
CONOCOPHILLIPS               COM            20825C104  33,980    360,000 SH       SOLE                  360,000
GETTY IMAGES INC             COM            374276103  18,590    547,900 SH       SOLE                  547,900
GMX RES INC                  COM            38011M108   5,409     73,000 SH       SOLE                   73,000
GOLDCORP INC NEW             COM            380956409   9,036    192,214 SH       SOLE                  192,214
GOLD FIELDS LTD NEW          SPONSORED ADR  38059T106   1,923    152,000 SH       SOLE                  152,000
HARMONY GOLD MNG LTD         SPONSORED ADR  413216300   2,352    192,000 SH       SOLE                  192,000
JAVELIN PHARMACEUTICALS INC  COM            471894105   4,813  2,074,689 SH       SOLE                2,074,689
KINROSS GOLD CORP            COM NO PAR     496902404   3,615    150,000 SH       SOLE                  150,000
MARKET VECTORS ETF TR        RUSSIA ETF     57060U506  14,798    275,000 PRN      SOLE                  275,000
NEWMONT MINING CORP          COM            651639106   5,633    108,000 SH       SOLE                  108,000
TESCO CORP                   COM            88157K101   4,719    150,000 SH       SOLE                  150,000
YAMANA GOLD INC              COM            98462Y100   3,053    180,000 SH       SOLE                  180,000

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                           FORM 13F INFORMATION TABLE

COMCAST CORP NEW             COM            20030N101     171      9,000 SH       DEFINED       01        9,000
GOLDCORP INC NEW             COM            380956409     315      6,700 SH       DEFINED       01        6,700
ISHARES TR                   NASDQ BIO INDX 464287556     177      2,300 PRN      DEFINED       01                     2,300
ISHARES TR                   RUSSELL1000GRW 464287614     210      3,800 PRN      DEFINED       01                     3,800
ISHARES TR                   S&P GLB100INDX 464287572     190      2,750 PRN      DEFINED       01                     2,750
VALERO ENERGY CORP NEW       COM            91913Y100     155      3,775 SH       DEFINED       01        3,775